Mineral properties (Tables)	12 Months Ended
Dec. 31, 2012
Mineral Industries Disclosures [Abstract]
Mineral Property [Table Text Block]

The Company’s mineral properties consist of the following:

	USA		Canada	Total
	Lost Creek	Other US	Canadian
	Property	Properties	Properties
	$	$	$	$

Balance, December 31, 2010	14,190,954	17,246,977	523,667	31,961,598

Acquisition costs	3,132	142,611	-	145,743

Balance, December 31, 2011	14,194,086	17,389,588	523,667	32,107,341

Acquisition costs	292,384	27,600	-	319,984
Property acquired in asset exchange	970,320	-	-	970,320

Balance, December 31, 2012	15,456,790	17,417,188	523,667	33,397,645